SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Payroll and related	$ 2,891	$ 4,007	$ 3,990
Professional fees	2,728	2,370	2,233
Share-based compensation	1,632	4,531	4,868
Depreciation and amortization	552	591	420
Office maintenance	440	369	437
Investor relations	258
Rent and related expenses	200	360	126
Travel	239	156	150
Public company related expenses	144	824	316
Directors & officers’ insurance	228	253	267
Doubtful debts			382
Other	350	472	410
General and administrative expenses	$ 9,662	$ 13,933	$ 13,599